Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit
11.	Stockholders’ Deficit

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior right of holders of all series of stock outstanding. Through March 31, 2026, no dividends have been declared or paid.

As of March 31, 2026 and December 31, 2025, the Company had reserved common stock for future issuance as follows:

	March 31, 2026	December 31, 2025
Conversion of Series F redeemable convertible preferred stock	98,058,282	93,624,871
Conversion of common stock warrants	9,706,064	10,176,273
Outstanding options under the 2010 Plan	638,957	1,092,810
Outstanding options under the 2016 Plan	12,864,633	13,069,838
Options reserved for future issuance under the 2016 Plan	578,931	559,611
Other ⁽¹⁾	51,667,940	51,667,940
Total	173,514,807	170,191,343

(1)	Includes shares reserved for conversion of Series A (12,285,713), Series B (7,500,000), Series C (5,000,000), Series D (4,100,799), and Series E (22,671,428) redeemable convertible preferred stock and conversion of preferred stock warrants (110,000). There were no changes in these reserved shares during the three months ended March 31, 2026.

13.	Stockholders’ Deficit

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior right of holders of all series of stock outstanding. During the year ended December 31, 2025, the Company increased the total number of common shares authorized from 201,142,870 shares to 219,481,484 shares. Through December 31, 2025, no dividends have been declared or paid.

The Company is required to reserve and keep available out of its authorized but unissued shares of common stock such a number of shares sufficient to affect the conversion of all outstanding shares of redeemable convertible preferred stocks, preferred stock and common stock warrants, and options granted and available for grant under the Company’s stock option plan.

As of December 31, 2025 and 2024, the Company had reserved common stock for future issuance as follows:

	2025	2024
Conversion of Series A redeemable convertible preferred stock	12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock	7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock	5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock	4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock	22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock	93,624,871	49,050,528
Conversion of preferred stock warrants	110,000	220,000
Conversion of common stock warrants	10,176,273	7,527,404
Outstanding options under the 2010 Plan	1,092,810	1,341,186
Outstanding options under the 2016 Plan	13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan	—	278,574
Options reserved for future issuance under the 2016 Plan	559,611	2,294,548
Total	170,191,343	123,702,582